Key Management Personnel Disclosures - Summary of Number of Options Over Ordinary Shares in Parent Entity (Detail)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Granted	0	0
Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	24,000,600	24,765,441	29,283,460
Granted	0	0	0
Exercised	0	0	0
Other changes	(24,000,600)	(764,841)	(4,518,019)
Balance at end of the year Number		24,000,600	24,765,441
Vested and exercisable		24,000,600	24,765,441
Unvested	0	0	0
Ms Lucy Turnbull A O [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year			4,439,894
Granted		0	0
Exercised		0	0
Other changes			(4,439,894)
Unvested		0	0
Mr Albert Wong [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Granted		0	0
Exercised		0	0
Unvested		0	0
Dr Russell Howard [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Granted	0	0	0
Exercised	0	0	0
Unvested	0	0	0
Mr Pete Meyers [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Granted	0	0	0
Exercised	0	0	0
Unvested	0	0	0
Mr Marc Voigt [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year		643,629	721,754
Granted	0	0	0
Exercised	0	0	0
Other changes		(643,629)	(78,125)
Balance at end of the year Number			643,629
Vested and exercisable			643,629
Unvested	0	0	0
Ms Deanne Miller [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year		121,212	121,212
Granted	0	0	0
Exercised	0	0	0
Other changes		(121,212)
Balance at end of the year Number			121,212
Vested and exercisable			121,212
Unvested	0	0	0
Dr Frederic Triebel [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	24,000,600	24,000,600	24,000,600
Granted	0	0	0
Exercised	0	0	0
Other changes	(24,000,600)
Balance at end of the year Number		24,000,600	24,000,600
Vested and exercisable		24,000,600	24,000,600
Unvested	0	0	0
Mr Grant Chamberlain [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Granted	0	0
Exercised	0	0
Unvested	0	0